Osterweis Strategic Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 74.4%	Par	Value
Aerospace & Defense - 0.4%
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	$23,935,000	$23,550,224

Automobile Components - 3.2%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	12,650,000	12,809,948
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	14,260,000	14,158,770
6.88%, 07/01/2028	44,500,000	44,329,440
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (a)	54,702,000	47,080,179
The Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	55,335,000	55,728,457
5.00%, 07/15/2029	14,500,000	13,330,488
		187,437,282

Automobiles - 1.6%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,390,792
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	64,741,000	64,528,582
4.69%, 06/09/2025	10,000,000	9,979,097
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	10,000,000	9,028,894
		93,927,365

Banks - 2.1%
Citizens Bank NA/Providence RI, 5.28% to 01/26/2025 then SOFR + 1.02%, 01/26/2026	30,125,000	30,123,435
JPMorgan Chase & Co., 4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	30,539,000	30,464,099
Wells Fargo & Co., 2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	66,035,000	65,448,040
		126,035,574

Beverages - 0.4%
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (a)	25,728,000	23,949,118

Biotechnology - 0.9%
AbbVie, Inc., 3.80%, 03/15/2025	51,823,000	51,734,948

Building Products - 1.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	37,338,000	36,835,188
Griffon Corp., 5.75%, 03/01/2028	60,288,000	59,156,931
Masterbrand, Inc., 7.00%, 07/15/2032 (a)	4,500,000	4,536,637
		100,528,756

Capital Markets - 0.7%
Ares Capital Corp., 4.25%, 03/01/2025	30,962,000	30,899,258
Blackstone Private Credit Fund, 2.70%, 01/15/2025	11,000,000	10,988,811
		41,888,069

Chemicals - 1.2%
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	7,050,000	6,946,232
5.63%, 10/15/2028 (a)	31,700,000	25,805,543
12.00%, 02/15/2031 (a)	19,750,000	18,980,453
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (a)	17,500,000	18,501,175
		70,233,403

Commercial Services & Supplies - 2.0%
Deluxe Corp.
8.00%, 06/01/2029 (a)	10,556,000	10,191,844
8.13%, 09/15/2029 (a)	7,000,000	7,106,895
GFL Environmental, Inc.
3.75%, 08/01/2025 (a)	27,656,000	27,420,338
5.13%, 12/15/2026 (a)	11,100,000	11,049,905
Pitney Bowes, Inc., 7.25%, 03/15/2029 (a)	62,645,000	61,497,481
		117,266,463

Computers & Peripherals - 1.8%
CPI CG, Inc., 10.00%, 07/15/2029 (a)	31,400,000	33,726,803
Xerox Holdings Corp.
5.00%, 08/15/2025 (a)	31,001,000	30,966,118
5.50%, 08/15/2028 (a)	22,339,000	19,186,742
8.88%, 11/30/2029 (a)	28,000,000	25,185,216
		109,064,879

Construction & Engineering - 3.2%
AECOM, 5.13%, 03/15/2027	14,500,000	14,372,247
APi Group DE, Inc., 4.13%, 07/15/2029 (a)	26,650,000	24,530,773
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	51,157,000	49,427,121
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	30,747,000	28,763,296
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	46,500,000	45,160,874
Tutor Perini Corp., 11.88%, 04/30/2029 (a)	24,500,000	27,184,294
		189,438,605

Consumer Finance - 3.0%
Bread Financial Holdings, Inc., 7.00%, 01/15/2026 (a)	9,870,000	9,891,024
Enova International, Inc.
11.25%, 12/15/2028 (a)	11,750,000	12,697,790
9.13%, 08/01/2029 (a)	43,950,000	45,755,471
FirstCash, Inc.
4.63%, 09/01/2028 (a)	15,000,000	14,228,328
5.63%, 01/01/2030 (a)	19,500,000	18,807,401
6.88%, 03/01/2032 (a)	24,500,000	24,630,578
Synchrony Financial, 4.50%, 07/23/2025	52,948,000	52,753,694
		178,764,286

Consumer Staples Distribution & Retail - 4.0%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	45,765,000	38,818,832
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	62,250,000	64,581,947
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	57,195,000	56,770,740
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	52,549,000	51,843,873
US Foods, Inc., 4.75%, 02/15/2029 (a)	23,384,000	22,417,877
		234,433,269

Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027 (a)	17,000,000	16,873,199

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (a)	7,800,000	7,113,050

Electronic Equipment, Instruments & Components - 0.7%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	42,043,000	41,783,839

Entertainment - 0.3%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (a)	19,500,000	20,283,354

Financial Services - 4.0%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	25,489,000	25,501,329
HAS Capital Income Opportunity Fund II LLC, 0.00%, 08/31/2031 (a)(b)	21,807,000	12,779,665
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	23,250,000	23,108,654
5.50%, 08/15/2028 (a)	24,680,000	23,984,305
5.13%, 12/15/2030 (a)	9,500,000	8,873,012
5.75%, 11/15/2031 (a)	18,000,000	17,226,648
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (a)	62,580,000	62,451,298
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	32,855,000	32,717,183
5.75%, 06/15/2027 (a)	10,000,000	9,885,191
5.50%, 04/15/2029 (a)	20,820,000	20,074,934
		236,602,219

Food Products - 0.4%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	27,438,000	25,388,041

Ground Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027 (a)	24,500,000	25,241,137

Health Care Equipment & Supplies - 0.5%
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	31,500,000	32,260,121

Health Care Providers & Services - 1.1%
AMN Healthcare, Inc., 4.63%, 10/01/2027 (a)	21,500,000	20,534,213
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	52,310,000	46,740,361
		67,274,574

Hotels, Restaurants & Leisure - 5.1%
Carnival Corp.
7.63%, 03/01/2026 (a)	58,288,000	58,417,482
5.75%, 03/01/2027 (a)	9,500,000	9,486,028
6.00%, 05/01/2029 (a)	19,750,000	19,718,384
Las Vegas Sands Corp., 2.90%, 06/25/2025	29,350,000	29,049,001
NCL Corp. Ltd., 5.88%, 03/15/2026 (a)	60,585,000	60,547,304
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (a)	61,302,000	61,286,440
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	12,447,000	12,477,181
Travel + Leisure Co., 6.60%, 10/01/2025	50,350,000	50,568,167
		301,549,987

Household Durables - 3.3%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	34,500,000	35,936,235
Empire Communities Corp., 9.75%, 05/01/2029 (a)	48,250,000	50,822,401
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	6,750,000	6,644,221
Mattamy Group Corp., 5.25%, 12/15/2027 (a)	40,900,000	40,023,028
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	7,750,000	8,238,777
The New Home Co., Inc., 9.25%, 10/01/2029 (a)	52,500,000	55,318,987
		196,983,649

Industrial Conglomerates - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	20,939,000	20,763,453

Industrial Power & Renewable Electricity Products - 0.6%
Vistra Operations Co. LLC
5.13%, 05/13/2025 (a)	19,362,000	19,355,918
5.50%, 09/01/2026 (a)	10,870,000	10,844,677
5.05%, 12/30/2026 (a)	6,500,000	6,513,912
		36,714,507

IT Services - 1.1%
Unisys Corp., 6.88%, 11/01/2027 (a)	66,074,000	64,463,935

Leisure Products - 0.1%
Acushnet Co., 7.38%, 10/15/2028 (a)	3,000,000	3,104,415

Machinery - 1.3%
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)	32,500,000	33,355,958
Wabash National Corp., 4.50%, 10/15/2028 (a)	46,750,000	42,749,972
		76,105,930

Media - 0.9%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (a)	55,300,000	53,937,610

Metals & Mining - 3.7%
Century Aluminum Co., 7.50%, 04/01/2028 (a)	35,905,000	36,457,327
Coeur Mining, Inc., 5.13%, 02/15/2029 (a)	66,150,000	63,423,349
Hecla Mining Co., 7.25%, 02/15/2028	61,347,000	62,029,363
Perenti Finance Pty Ltd.
6.50%, 10/07/2025 (a)	6,840,685	6,844,761
7.50%, 04/26/2029 (a)	12,000,000	12,455,160
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	42,674,000	38,954,310
		220,164,270

Mortgage Real Estate Investment Trusts - REITS - 1.4%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	40,227,000	39,007,102
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (a)	47,341,000	46,935,591
		85,942,693

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	26,000,000	26,755,766

Oil, Gas & Consumable Fuels - 3.0%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026 (a)	28,151,000	28,409,708
9.75%, 07/15/2028 (a)	29,232,000	29,870,398
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	51,550,000	51,662,173
8.88%, 04/15/2030	10,000,000	10,185,254
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	37,510,000	37,840,913
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (a)	20,030,000	20,312,631
		178,281,077

Passenger Airlines - 4.2%
Allegiant Travel Co., 7.25%, 08/15/2027 (a)	62,975,000	63,374,416
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	57,750,891	57,670,010
JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.88%, 09/20/2031 (a)	53,650,000	57,058,773
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	10,000,000	10,070,229
United Airlines, Inc.
4.88%, 01/15/2025	10,238,000	10,224,113
4.38%, 04/15/2026 (a)	48,930,000	48,148,531
		284,470,490

Personal Care Products - 0.6%
Coty, Inc., 5.00%, 04/15/2026 (a)	37,643,000	37,597,045

Professional Services - 1.5%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	74,500,000	71,103,059
KBR, Inc., 4.75%, 09/30/2028 (a)	20,000,000	19,192,800
		90,295,859

Software - 2.1%
ACI Worldwide, Inc., 5.75%, 08/15/2026 (a)	15,750,000	15,733,069
Fair Isaac Corp., 5.25%, 05/15/2026 (a)	17,841,000	17,807,900
Gen Digital, Inc., 5.00%, 04/15/2025 (a)	43,403,000	43,357,965
NCR Voyix Corp.
5.00%, 10/01/2028 (a)	5,750,000	5,535,524
5.13%, 04/15/2029 (a)	2,913,000	2,789,940
Oracle Corp., 2.95%, 05/15/2025	30,000,000	29,795,700
PTC, Inc., 3.63%, 02/15/2025 (a)	8,592,000	8,592,858
		123,612,956

Specialized REITs - 1.0%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/2025	38,866,000	38,881,352
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	20,000,000	19,578,479
		58,459,831

Specialty Retail - 3.6%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,958,000	31,190,374
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (a)	54,664,000	52,590,414
Penske Automotive Group, Inc., 3.50%, 09/01/2025	45,022,000	44,545,708
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	34,500,000	31,883,495
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	57,600,000	56,089,486
		216,299,477

Textiles, Apparel & Luxury Goods - 0.7%
The William Carter Co., 5.63%, 03/15/2027 (a)	42,147,000	41,827,132

Trading Companies & Distributors - 4.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 01/15/2025	29,757,000	29,740,832
Air Lease Corp., 2.30%, 02/01/2025	57,428,000	57,289,404
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027 (a)	52,500,000	52,939,268
GGAM Finance Ltd., 7.75%, 05/15/2026 (a)	60,852,000	61,937,721
Herc Holdings, Inc., 5.50%, 07/15/2027 (a)	40,988,000	40,627,793
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	19,500,000	20,449,642
8.13%, 03/30/2029 (a)	7,000,000	7,426,013
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	16,750,000	17,044,953
		287,455,626

Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (a)	25,600,000	22,976,384
TOTAL CORPORATE BONDS (Cost $4,447,635,569)		4,410,909,449

CONVERTIBLE BONDS - 8.1%	Par	Value
Automobiles - 0.0%(c)
Ford Motor Co., 0.00%, 03/15/2026 (d)	2,900,000	2,815,900

Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,366,680

Consumer Finance - 1.1%
EZCORP, Inc.
2.38%, 05/01/2025	21,030,000	21,030,000
3.75%, 12/15/2029 (a)	9,445,000	12,278,500
LendingTree, Inc., 0.50%, 07/15/2025	32,517,000	31,208,191
		64,516,691

Ground Transportation - 1.2%
Lyft, Inc., 1.50%, 05/15/2025	72,381,000	71,801,903

Health Care Equipment & Supplies - 0.8%
Haemonetics Corp., 0.00%, 03/01/2026 (d)	48,320,000	45,725,216

Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc., 0.00%, 03/15/2026 (d)	70,000,000	65,835,000

IT Services - 1.0%
Okta, Inc., 0.13%, 09/01/2025	7,952,000	7,689,634
Wix.com Ltd., 0.00%, 08/15/2025 (d)	51,443,000	49,873,989
		57,563,623

Machinery - 0.2%
John Bean Technologies Corp., 0.25%, 05/15/2026	9,450,000	9,431,100

Media - 0.2%
Cable One, Inc., 0.00%, 03/15/2026 (d)	16,000,000	14,928,000

Passenger Airlines - 0.1%
Southwest Airlines Co., 1.25%, 05/01/2025	4,500,000	4,636,125

Pharmaceuticals - 0.6%
Jazz Investments I Ltd., 2.00%, 06/15/2026	6,650,000	6,764,712
Pacira BioSciences, Inc., 0.75%, 08/01/2025	28,560,000	27,740,328
		34,505,040

Software - 1.7%
Alarm.com Holdings, Inc., 0.00%, 01/15/2026 (d)	12,000,000	11,382,000
Jamf Holding Corp., 0.13%, 09/01/2026	11,600,000	10,629,080
Pegasystems, Inc., 0.75%, 03/01/2025	73,750,000	73,344,375
Tyler Technologies, Inc., 0.25%, 03/15/2026	6,750,000	8,177,625
		103,533,080
TOTAL CONVERTIBLE BONDS (Cost $479,614,692)		481,658,358

COMMON STOCKS - 0.9%	Shares	Value
Consumer Staples Distribution & Retail - 0.0%(c)
Southeastern Grocers, Inc. (b)(e)	4,649,942	1,143,886
Tops Holding, Litigation Trust Proceeds (b)(e)	61,582,000	46,248
		1,190,134

Metals & Mining - 0.9%
Real Alloy Equity (b)(e)	705	49,783,507
TOTAL COMMON STOCKS (Cost $44,557,019)		50,973,641

SHORT-TERM INVESTMENTS - 16.4%		Value
Commercial Paper - 10.1%	Par
Automobiles — 2.1%
Harley-Davidson Funding Corp., 5.02%, 01/06/2025 (f)	30,000,000	29,977,132
Harley-Davidson Funding Corp., 5.04%, 02/04/2025 (f)	24,000,000	23,889,478
Harley-Davidson Funding Corp., 5.04%, 02/03/2025 (f)	18,900,000	18,815,492
Volkswagen Credit, Inc., 4.79%, 01/13/2025 (f)	50,000,000	49,918,728
		122,600,830

Broadline Retail — 0.8%
Dollarama, Inc., 4.94%, 01/21/2025 (f)	50,000,000	49,618,889

Chemicals — 1.2%
International Flavors & Fragrances, 01/30/2025	42,000,000	41,839,854
Sherwin Williams Co., 4.69%, 01/15/2025 (f)	30,000,000	29,944,425
		71,784,279

Consumer Finance — 0.8%
Nissan Motor Acceptance Corporation, 5.02%, 01/03/2025 (f)	49,000,000	48,980,525

Diversified Telecommunication Services — 0.9%
Bell Canada Enterprises Inc., 4.77%, 01/10/2025 (f)	50,000,000	49,938,433

Entertainment — 0.8%
The Walt Disney Company, 4.69%, 02/12/2025 (f)	50,000,000	49,733,082

Financial Services — 0.4%
HA Sustainable Infrastructure Capital, Inc., 5.33%, 01/14/2025 (f)	25,000,000	24,878,542

Ground Transportation — 1.5%
Canadian Pacific Railway Co., 4.72%, 01/03/2025 (f)	45,500,000	45,483,054
Penske Truck Leasing, 4.74%, 01/13/2025 (f)	40,000,000	39,933,436
		85,416,490

Oil, Gas & Consumable Fuels — 0.9%
Targa Resources Corp., 4.88%, 01/06/2025 (f)	50,000,000	49,959,613

Specialized REITs — 0.7%
Crown Castle International Corp., 5.00%, 01/16/2025 (f)	43,500,000	43,406,971
Total Commercial Paper (Cost $596,666,682)		596,317,654

Money Market Funds - 6.3%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.20% (g)	187,606,088	187,606,088
MSILF Treasury Securities Portfolio - Class Institutional, 4.21% (g)	187,606,087	187,606,087
		375,212,175
TOTAL SHORT-TERM INVESTMENTS (Cost $971,878,857)		971,529,829

TOTAL INVESTMENTS - 99.8% (Cost $5,943,686,137)		5,915,071,277
Other Assets in Excess of Liabilities - 0.2%		10,811,686
TOTAL NET ASSETS - 100.0%		$5,925,882,963
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $3,364,734,268 or 56.8% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $63,753,306 or 1.1% of net assets as of December 31, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Non-income producing security.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Osterweis Strategic Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$4,398,129,784	$12,779,665	$4,410,909,449
Convertible Bonds	–	481,658,358	–	481,658,358
Common Stocks	–	–	50,973,641	50,973,641
Commercial Paper	–	596,317,654	–	596,317,654
Money Market Funds	375,212,175	–	–	375,212,175
Total Investments	$375,212,175	$5,476,105,796	$63,753,306	$5,915,071,277

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2024	$54,944,691	$11,741,456	$66,686,147
Acquisitions	(3,975,118)	-	(3,975,118)
Dispositions	-	-	-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation/depreciation	4,068	1,038,209	1,042,277
Transfer in and/or out of Level 3	-	-	-
Balance as of December 31, 2024	$50,973,641	$12,779,665	$63,753,306

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2024	$4,068	$1,038,209	$1,042,277

Type of Security	Fair Value at 12/31/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$70,658.0000
	$50,973,641	Estimated Proceeds	Market Data	$0.0007514
Private Mortgage Backed Obligations	$12,779,665	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.